Shareholder Fees {- Fidelity® Emerging Markets Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity International Index Funds Combo PRO-16 | Fidelity® Emerging Markets Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none